101 Park Avenue	Morgan, Lewis
New York, New York 10178	& Bockius LLP
212.309.6000	Counselors at Law
Fax: 212.309.6001

July 14, 2006

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             SEI Institutional Investments Trust Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257)

Ladies and Gentlemen:

On behalf of SEI Institutional Investments Trust (the “Trust”), I attach herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with the exhibits thereto.

This filing is made pursuant to Rule 485(a) under the Act for the purpose of introducing two new series of the Trust, the Real Return Plus and Global Managed Volatility Funds.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at (212) 309-6042.

Sincerely,

/s/ Jennifer M. Leach

Jennifer M. Leach, Esq.

cc: Ms. Cassandra Johnson